S000079198 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2024
iShares ESG Aware MSCI USA Value ETF | iShares ESG Aware MSCI USA Value ETF
Prospectus [Line Items]
Annual Return [Percent]	14.26%